Derivative financial instruments and hedging activities - Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about hedges [line items]
Derivatives	$ 177,206	$ 150,612
Derivatives	183,953	163,763
Designated as hedging instruments in hedging relationships [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	22	18
Derivatives	5	59
Designated as hedging instruments in hedging relationships [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	538	298
Derivatives	73	27
Designated as hedging instruments in hedging relationships [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	21	4
Derivatives	120	433
Non-derivative instruments, liabilities	45,106	37,833
Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Derivatives	176,625	150,292
Derivatives	$ 183,755	$ 163,244